Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 10 – ACCRUED LIABILITIES AND OTHER PAYABLES

At December 31, 2025 and 2024, accrued liabilities and other payables consisted of the following:

	December 31, 2025	December 31, 2024
Accrued loan commitment fee	$138,000	$-
Accrued business expense reimbursement	12,423	34,781
Interest payable	42,333	-
Taxes payable	53,456	176,316
Others	34,851	17,703
Total	$281,063	$228,800